Horizon Sustainable Risk Assist(R) Fund
Horizon Sustainable Risk Assist ® Fund

Investment Objective: The investment objective of the Horizon Sustainable Risk Assist® Fund (the "Sustainable Fund") is to seek capital appreciation, while mitigating downside risk through use of a risk overlay strategy (the "Risk Assist strategy").

Fees and Expenses of the Sustainable Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Horizon Sustainable Risk Assist(R) Fund		Advisor Class	Institutional Class	Investor Class
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.10%
Other Expenses	[1]	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses	[1],[2]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.39%	1.14%	1.24%
Fee Waiver and Expense Reimbursements/Recoupment	[3]	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements/Recoupment		1.24%	0.99%	1.09%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Sustainable Fund and is not a direct expense incurred by the Sustainable Fund or deducted from Fund assets.
[3]	The Sustainable Fund's investment adviser, Horizon Investments, LLC ("Horizon"), has contractually agreed to waive its fees and reimburse expenses of the Sustainable Fund, at least until June 26, 2022, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); payments, if any, under a Rule 12b-1 Distribution Plan; expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses (such as litigation)) do not exceed 0.94% of average daily net assets for each of the Advisor Class, Investor Class and Institutional Class shares; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by Horizon, within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

Example: This Example is intended to help you compare the cost of investing in the Sustainable Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sustainable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Sustainable Fund's operating expenses remain the same (taking into account the contractual expense limitation). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Horizon Sustainable Risk Assist(R) Fund - USD ($)	One Year	Three Years
Advisor Class	126	410
Institutional Class	101	332
Investor Class	111	363

Portfolio Turnover. The Sustainable Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Sustainable Fund's performance. No portfolio turnover rate is provided for the Sustainable Fund because the Sustainable Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies of the Sustainable Fund

The Sustainable Fund seeks to achieve the Sustainable Fund's investment objective by investing in large and mid-cap U.S. common stocks screened to deliver positive impact relative to sector peers based upon certain environmental, social and corporate governance impact ("ESG") standards. The Sustainable Fund's investment adviser, Horizon Investments, LLC ("Horizon"), generally considers large and mid-cap issuers to be those that are within the range of the S&P 900 index when purchased. The Sustainable Fund also seeks to mitigate downside risk by implementing Horizon's Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

To determine the securities in which the Sustainable Fund will invest, Horizon first selects an investable universe of large and mid-cap U.S. common stocks. The potential investments are then screened by Horizon to identify and rule out securities of issuers associated with activities that do not meet specific ESG criteria, such as those with businesses that are generally accepted within the ESG industry to present certain ethical concerns or those that profit from sectors that are generally considered controversial within the ESG industry. For example, Horizon will not knowingly approve any issuer that: (i) produces weapons or components of weapons (e.g., nuclear weapons, depleted uranium, cluster bombs, anti-personnel mines); (ii) has been reported to be involved in controversial business practices (human rights violations, child or forced labor practices, environmental damage); or (iii) generates more than 25% of company revenue from one of the following industries: tobacco, pornography, coal, gambling, defense, or nuclear power.

Horizon invests in approved securities using a flexible weighting approach that combines active management and quantitative models to allocate the Fund's portfolio between issuers, sectors and/or factors (e.g., growth, value, momentum, quality, size and volatility) that Horizon believes offer the opportunity for the highest projected return for a given amount of risk. Horizon assesses projected return and expected risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis. The Sustainable Fund may engage in frequent buying and selling of securities to achieve its investment objective.

If Horizon determines that a security held by the Sustainable Fund no longer satisfies its ESG criteria, then the Sustainable Fund will sell the security, and such sales will take place over a time period determined by Horizon, considering the best interest of the shareholders of the Fund.

The Sustainable Fund may at times hold fixed-income securities, or ETFs that invest in fixed-income securities, including, without limitation, lower-quality fixed-income securities commonly known as "high yield" or "junk" bonds, which are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB-by Standard and Poor's Rating Group ("S&P"). Although the Sustainable Fund typically focuses on fixed income securities with maturities of less than five years, the Sustainable Fund may invest in fixed income securities without regard to maturity or duration.

Options. The Sustainable Fund may also buy or write options on puts or calls for investment purposes, to hedge other investments, or to generate option premiums for the Fund. The Sustainable Fund's options investments may involve "covered" positions where the Fund may write a call option on an underlying position to generate income. The Sustainable Fund may involve a "collateralized" strategy more generally, where the Sustainable Fund may write put options on a security whose value is collaterized by cash ("cash-secured puts") or otherwise collaterized by the Fund's securities.

The Sustainable Fund's option strategies may involve options combinations, such as spreads, straddles, strangles collars. In "spread" transactions, the Sustainable Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. When the Sustainable Fund engages in spread transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. In "straddles," the Sustainable Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. A "collar" position combines a put option purchased by the Sustainable Fund (the right of the Sustainable Fund to sell a specific security within a specified period) with a call option that is written by the Sustainable Fund (the right of the counterparty to buy the same security) in a single instrument, and the Sustainable Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option. In each case, the premium received for writing an option offsets, in part, the premium paid to purchase the corresponding option; however, downside protection may be limited as compared to just owning a single option. There is no limit on the number or size of the options transactions in which the Sustainable Fund may engage; however, the Sustainable Fund will not use options for the purpose of increasing the Sustainable Fund's leverage with respect to any portfolio investment.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions, in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Sustainable Fund's portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (collectively, "U.S. Treasury Securities"), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.

Although Horizon may allocate 100% of the Sustainable Fund's assets to the Risk Assist strategy, it is not required to. Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Sustainable Fund's assets to the Risk Assist strategy, depending on Horizon's determination of current market risk.

The Sustainable Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Sustainable Fund.

The Sustainable Fund's algorithm also includes a process by which it systematically attempts to protect investment gains within the portfolio based on Horizon's measures of perceived risk. The result of this process is referred to as a "ratchet". To implement the ratchet, Horizon first determines the lowest portfolio value that the algorithm is calculated to accommodate during any 12-month period. As the Risk Assist's portfolio value grows (typically when the portfolio has experienced 3-5% of appreciation, depending on market conditions), the Risk Assist algorithm will increase (i.e., "ratchet" up) the value of the loss tolerance limit in an attempt to protect those gains.

Principal Risks of the Sustainable Fund

Many factors affect the Sustainable Fund's performance. The Sustainable Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector and geographic location of the securities in which the Sustainable Fund invests. The Sustainable Fund is not federally insured or guaranteed by any government agency. You may lose money by investing in the Sustainable Fund.

Domestic Strategy Risk. Because the Sustainable Fund will invest primarily in securities of U.S. issuers, the Sustainable Fund is subject to the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure, and the Fund will be restricted in its ability to allocate its investments to the securities of non-U.S. issuers.

Equity Securities Risk. Equity securities typically have greater price volatility than fixed-income securities. The market price of equity securities owned by the Sustainable Fund may go down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management.

ESG Investing Risk. Investing primarily in investments that meet ESG criteria carries the risk that the Domestic ESG may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.

ETF Risk. You will indirectly pay fees and expenses charged by the ETFs in addition to the Sustainable Fund's direct fees and expenses. As a result, the cost of investing in the Sustainable Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF and its underlying investments. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), liquidity risk (risk that the Sustainable Fund cannot dispose of its shares of the ETF promptly without a reduction in value) and risks associated with fixed-income securities or foreign currencies.

Fixed-income Risk. The value of investments in fixed-income securities, options on fixed-income securities and securities in which the underlying investments are fixed-income securities, are expected to fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Sustainable Fund or its underlying investments. Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment. Issuers may default on interest and principal payments. Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

Fluctuation of Net Asset Value ("NAV"); Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Sustainable Fund may invest will generally fluctuate with changes in the market value of the ETF's securities holdings and supply and demand of the ETF's shares on the exchanges on which the ETF's shares are traded. The market prices of an ETF's shares may deviate significantly from the NAV of the ETF's shares during periods of market volatility or reduced liquidity. If the Sustainable Fund purchases an ETF's shares at a time when the market price is at a premium to the NAV of the ETF's shares or sells at a time when the market price is at a discount to the NAV of the ETF's shares, then the Sustainable Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Large Capitalization Company Risk. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid-cap companies.

Management Risk. The ability of the Sustainable Fund to meet its investment objective is directly related to the allocation of the Sustainable Fund's assets. Horizon may allocate the Sustainable Fund's investments so as to under-emphasize or over-emphasize investments at the wrong times or under the wrong market conditions, in which case the Sustainable Fund's value may be adversely affected.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Sustainable Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Sustainable Fund to potentially significant losses. If the Sustainable Fund writes options, it may receive a premium that is small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. When the Sustainable Fund utilizes options spreads, collars or other combinations, the premium received for writing the call option offsets, in part, the premium paid to purchase the corresponding put option; however, the Sustainable Fund's participation in gains above the price of the call option are forfeited in return for receiving the call option premium.

Risk Assist Strategy Risk. There can be no guarantee that the Risk Assist strategy, including the ratchet function, will be successful in preventing losses in the Sustainable Fund's portfolio. Because the Risk Assist strategy may be implemented in stages, the Sustainable Fund may have market exposure during times when the Risk Assist strategy is being implemented. To the extent that the Risk Assist strategy is implemented, the Sustainable Fund will likely not benefit from capital appreciation or income from the equity markets.

Medium Issuer Risk. Small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In addition, small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Turnover Risk. As a result of its trading strategies, the Sustainable Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses, which may lower the performance of the Sustainable Fund, and may also result in the realization of short-term capital gains. The Sustainable Fund must generally distribute realized capital gains to shareholders, increasing the Sustainable Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains, which are taxed to shareholders at ordinary income tax rates.

Performance

Performance information for the Sustainable Fund is not included because the Sustainable Fund did not have a full calendar year of performance prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Sustainable Fund has at least one calendar year of performance. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.